Loans Receivable, Net (Financing Receivable Credit Quality Indicators) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 560,988,000	$ 507,631,000
Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	110,057,000	84,966,000
Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	23,598,000	21,450,000
Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	30,648,000	44,689,000
Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	252,154,000	227,752,000
Construction Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	112,794,000	100,162,000
Home Equity Line of Credit
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	31,737,000	28,612,000
Pass [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	439,248,000	396,470,000
Pass [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	84,028,000	65,651,000
Pass [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	16,515,000	15,060,000
Pass [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	25,384,000	40,018,000
Pass [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	196,063,000	185,118,000
Pass [Member] | Construction Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	91,564,000	67,206,000
Pass [Member] | Home Equity Line of Credit
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	25,694,000	23,417,000
Caution [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	105,368,000	89,166,000
Caution [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	22,373,000	14,507,000
Caution [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	6,725,000	6,244,000
Caution [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	4,593,000	4,297,000
Caution [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	47,821,000	34,263,000
Caution [Member] | Construction Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	18,838,000	25,867,000
Caution [Member] | Home Equity Line of Credit
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	5,018,000	3,988,000
Special Mention [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	7,125,000	15,062,000
Special Mention [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	888,000	2,062,000
Special Mention [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	179,000	86,000
Special Mention [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	371,000	54,000
Special Mention [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	3,271,000	5,670,000
Special Mention [Member] | Construction Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	2,014,000	6,566,000
Special Mention [Member] | Home Equity Line of Credit
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	402,000	624,000
Substandard [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	9,247,000	6,933,000
Substandard [Member] | Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	2,768,000	2,746,000
Substandard [Member] | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	179,000	60,000
Substandard [Member] | Commercial Business
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	300,000	320,000
Substandard [Member] | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	4,999,000	2,701,000
Substandard [Member] | Construction Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	378,000	523,000
Substandard [Member] | Home Equity Line of Credit
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 623,000	$ 583,000